RISK MANAGEMENT - Credit risk model - Debt securities (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sovereign
Disclosure of financial assets [line items]
LGD recovery rate weights	50.00%	53.00%
Corporate
Disclosure of financial assets [line items]
LGD recovery rate weights	47.10%	47.40%	46.90%